Goodwill - Summary of Goodwill (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in goodwill [Line Items]
Balance at beginning of year	$ 6,719
Balance at end of year	7,262	$ 6,719
Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [Line Items]
Balance at beginning of year	6,719	5,869
Acquisitions	714	879
Disposals of businesses	(87)	(104)
Translation and other, net	(84)	75
Balance at end of year	$ 7,262	$ 6,719